                          PRUCO LIFE INSURANCE COMPANY

                         STRATEGIC PARTNERS(SM) ADVISOR

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004
                       SUPPLEMENT DATED FEBRUARY 28, 2005

This supplement should be retained with the current prospectus for your annuity contract. If you do not have a current prospectus, please contact us at (888) PRU-2888.

We are issuing this supplement to describe a new optional insurance benefit we are adding, the Lifetime Five(SM) Income Benefit and several new variable investment options that will be available to contract owners effective on or about February 28, 2005. The Lifetime Five Income Benefit is a feature under which the contract owner can make certain withdrawals and receive certain income payments regardless of market-based declines in contract value.

THE FOLLOWING LINE ITEM IS INCLUDED IN THE "ANNUAL ACCOUNT EXPENSES" TABLE IN THE "SUMMARY OF CONTRACT EXPENSES" SECTION OF THE PROSPECTUS AS FOLLOWS:

LIFETIME FIVE INCOME BENEFIT CHARGE*
---------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE ALLOCATED TO
       VARIABLE INVESTMENT OPTIONS                                                      0.60%

 * We impose this charge if you choose the Lifetime Five Income Benefit. This charge is equal to 0.60% of the average daily net assets of the subaccounts, which is calculated daily.

THE "EXPENSE EXAMPLES" SECTION OF THE PROSPECTUS IS REVISED AS INDICATED BELOW. Expense Examples
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1: Enhanced Death Benefit; Lifetime Five Income Benefit

This example assumes that:

-  You invest $10,000 in Strategic Partners Advisor;

-  You choose the ENHANCED Death Benefit;

-  You choose the Lifetime Five Income Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  Your investment has a 5% return each year; and

-  The mutual fund's total operating expenses remain the same each year.

EXAMPLE 2: Basic Death Benefit

This example assumes that:

-  You invest $10,000 in Strategic Partners Advisor;

-  You choose the BASIC Death Benefit;

-  You do not choose the Lifetime Five Income Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  Your investment has a 5% return each year; and

-  The mutual fund's total operating expenses remain the same each year.

Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but below are examples of what your costs would be based on these assumptions.

ENHANCED DEATH BENEFIT; LIFETIME FIVE INCOME BENEFIT
-------------------------------
                      EXAMPLE 1:
-------------------------------------------------------
          1 YR       3 YRS        5 YRS        10 YRS
--------------------------------------
          $484       $1,454       $2,428       $4,876

BASIC DEATH BENEFIT
-------------------------------
                 EXAMPLE 2:
----------------------------------------
     1 YR     3 YRS     5 YRS    10 YRS
--------------------------------------
     $401    $1,214    $2,044    $4,194

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

If your contract value is less than
$50,000, on your contract
anniversary (and upon a full
withdrawal), we deduct the lesser
of $30.00 or 2% of the contract
value. The examples use an average
annual contract fee, which we
calculated based on our estimate of
the total contract fees we expected
to collect in 2004. Based on these
estimates, the annual contract fee
is included as an annual charge of
0.026% of contract value. Your
actual fees will vary based on the
amount of your contract and your
specific allocation(s).

Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

The table of accumulation unit
values appears in the appendix to
this prospectus.

THE FOLLOWING IS ADDED AS A NEW SECTION 5 ENTITLED "WHAT IS THE GUARANTEED WITHDRAWAL BENEFIT AVAILABLE UNDER THE CONTRACT?" THE SECTIONS THAT FOLLOW
SECTION 5 IN THE PROSPECTUS ARE NOW RE-NUMBERED ACCORDINGLY.

LIFETIME FIVE INCOME BENEFIT
The Lifetime Five Income Benefit ("Lifetime Five") is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.
Lifetime Five is subject to certain restrictions described below.
- Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant.
-  The annuitant must be at least 45 years old when Lifetime Five is elected.
- As long as Lifetime Five is in effect, you must allocate your contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. We reserve the right to require you to allocate your contract value to different portfolios than those mentioned immediately above, as a condition of acquiring and/or maintaining this benefit, as more fully described in your contract.

PROTECTED WITHDRAWAL VALUE
The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five, plus any additional purchase payments each growing at 5% per year from the date of your election, or application of the purchase payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries if earlier than the date of your first withdrawal after the benefit effective date. Each value is increased by the amount of any subsequent purchase payments.
- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.
- For existing contract owners who are electing the Lifetime Five benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.
- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.
You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. You are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. The Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elect to step-up the

Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.

Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT
The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on March 1, 2011 is equal to $240,000.

The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 * 1.05(393/365) = $263,484.33
(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000
(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

    - Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550
    -  Annual Withdrawal Amount for future contract years remains at $18,550
    - Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250
    -  Annual Income Amount for future contract years remains at $13,250
    -  Protected Withdrawal Value is reduced by $10,000 from $265,000 to
       $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

    - Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550
    -  Annual Withdrawal Amount for future contract years remains at $18,550
    -  Remaining Annual Income Amount for current contract year = $0
    - Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.
    - Reduction to Annual Income Amount = Excess Income/contract value before Excess Income * Annual Income Amount = $1,750/($263,000 - $13,250) * $13,250 = $93
    -  Annual Income Amount for future contract years = $13,250 - $93 = $13,157
    -  Protected Withdrawal Value is reduced by $15,000 from $265,000 to
       $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

    -  Remaining Annual Withdrawal Amount for current contract year = $0
    - Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.
    - Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal * Annual Withdrawal Amount = $6,450/($263,000 - $18,550) * $18,550 = $489
    - Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061
    -  Remaining Annual Income Amount for current contract year = $0
    - Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.
    - Reduction to Annual Income Amount = Excess Income/contract value before Excess Income * Annual Income Amount = $11,750/($263,000 - $13,250) * $13,250 = $623
    -  Annual Income Amount for future contract years = $13,250 - $623 = $12,627
    - Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
    -  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
    - Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal * Protected Withdrawal Value = $6,450/($263,000 - $18,550) * $246,450 = $6,503
    -  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE
If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 5 years, the Protected Withdrawal Value on March 1, 2011 would be reduced to $198,750 [$265,000 - ($13,250 * 5)]. If a step-up is elected on March 1, 2011, then the following values would result:

    -  Protected Withdrawal Value = contract value on March 1, 2011 = $240,000
    - Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $240,000, which is $12,000. Therefore, the Annual Income Amount remains $13,250.
    - Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $240,000, which is $16,800. Therefore, the Annual Withdrawal Amount remains $18,550.

BENEFITS UNDER LIFETIME FIVE
    - If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this supplement. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal

Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.
    - If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect to either:
       1.  apply your contract value to any annuity option available;
       2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or
       3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.
We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.
    - In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:
       1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and
       2.  the contract value.
If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS
- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract.
- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value, but any withdrawal will decrease the contract value by the amount of the withdrawal. If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.
- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.
- You must allocate your contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. We reserve the right to require you to allocate your contract value to different portfolios than those mentioned immediately above, as a condition of acquiring and/or maintaining this benefit, as more fully described in your contract.

ELECTION OF LIFETIME FIVE
Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE
Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reaches zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

Lifetime Five terminates:
    -  upon your surrender of the contract,
    - upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),
    - upon a change in ownership of the contract that changes the tax identification number of the contract owner, or
    -  upon your election to begin receiving annuity payments.

The charge for Lifetime Five will no longer be deducted from your contract value upon termination.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS
If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract that are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

FUND-RELATED DISCLOSURE
We are adding 31 variable investment options to Strategic Partners Advisor. Among all the underlying funds within the annuity, the fund with the highest total operating expenses as of December 31, 2003 is Prudential Series Fund -- SP Technology Portfolio, with total annual expenses of 2.56%.

Here is a fee table that sets out the fees of the new underlying funds that will be available.

                                    UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                        (AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS)
                                                                                                      TOTAL ANNUAL
                                                          MANAGEMENT      OTHER                    PORTFOLIO OPERATING
  UNDERLYING PORTFOLIO                                       FEES      EXPENSES(1)   12B-1 FEES         EXPENSES
  AMERICAN SKANDIA TRUST:(2)
    AST JPMorgan International Equity(3)                    0.88%         0.24%         0.02%             1.14%
    AST MFS Global Equity                                   1.00%         0.40%         0.00%             1.40%
    AST DeAM Small-Cap Growth                               0.95%         0.22%         0.00%             1.17%
    AST Federated Aggressive Growth                         0.95%         0.27%         0.00%             1.22%
    AST Small-Cap Value(4)                                  0.90%         0.20%         0.00%             1.10%
    AST DeAM Small-Cap Value                                0.95%         0.41%         0.00%             1.36%
    AST Goldman Sachs Mid-Cap Growth                        1.00%         0.25%         0.16%             1.41%
    AST Neuberger Berman Mid-Cap Growth                     0.90%         0.21%         0.06%             1.17%
    AST Neuberger Berman Mid-Cap Value                      0.90%         0.17%         0.08%             1.15%
    AST Alger All-Cap Growth                                0.95%         0.20%         0.25%             1.40%
    AST Gabelli All-Cap Value                               0.95%         0.25%         0.00%             1.20%
    AST T. Rowe Price Natural Resources                     0.90%         0.25%         0.02%             1.17%
    AST MFS Growth                                          0.90%         0.21%         0.14%             1.25%
    AST Marsico Capital Growth                              0.90%         0.16%         0.05%             1.11%
    AST Goldman Sachs Concentrated Growth                   0.90%         0.17%         0.06%             1.13%
    AST DeAM Large-Cap Value                                0.85%         0.24%         0.00%             1.09%
    AST Alliance/Bernstein Growth + Value                   0.90%         0.25%         0.00%             1.15%
    AST Sanford Bernstein Core Value                        0.75%         0.24%         0.15%             1.14%
    AST Cohen & Steers Realty                               1.00%         0.22%         0.02%             1.24%
    AST Sanford Bernstein Managed Index 500                 0.60%         0.18%         0.06%             0.84%
    AST American Century Income & Growth                    0.75%         0.24%         0.00%             0.99%
    AST Alliance Growth and Income                          0.75%         0.16%         0.08%             0.99%
    AST Hotchkis & Wiley Large-Cap Value(5)                 0.75%         0.19%         0.04%             0.98%
    AST DeAM Global Allocation(6)                           0.97%         0.29%         0.00%             1.26%
    AST American Century Strategic Balanced                 0.85%         0.26%         0.00%             1.11%
    AST T. Rowe Price Asset Allocation                      0.85%         0.27%         0.00%             1.12%
    AST T. Rowe Price Global Bond                           0.80%         0.26%         0.00%             1.06%
    AST Goldman Sachs High Yield(7)                         0.75%         0.18%         0.00%             0.93%
    AST Lord Abbett Bond-Debenture                          0.80%         0.24%         0.00%             1.04%
    AST PIMCO Limited Maturity Bond                         0.65%         0.17%         0.00%             0.82%
  GARTMORE VARIABLE INVESTMENT TRUST:
    GVIT Developing Markets                                 1.15%         0.24%         0.25%             1.64%

1 As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid under these arrangements are included under "Other Expenses."
2 The Portfolios' total actual annual operating expenses for the year ended December 31, 2003 were less than the amount shown in the table due to fee waivers, reimbursement of expenses and expense offset arrangements. These waivers, reimbursements, and offset arrangements are voluntary and may be terminated by American Skandia Investment Services, Inc. and Prudential Investments LLC at any time. After accounting for the waivers, reimbursements and offset arrangements, the Portfolios' actual annual operating expenses were:

                                                               TOTAL ACTUAL ANNUAL
                                                               PORTFOLIO OPERATING
                                                                 EXPENSES AFTER
PORTFOLIO NAME                                                EXPENSE REIMBURSEMENT
--------------                                                ---------------------
AST DeAM Small-Cap Growth                                             1.02%
AST DeAM Small-Cap Value                                              1.15%
AST Goldman Sachs Mid-Cap Growth                                      1.31%
AST Marsico Capital Growth                                            1.10%
AST Goldman Sachs Concentrated Growth                                 1.06%

                                                               TOTAL ACTUAL ANNUAL
                                                               PORTFOLIO OPERATING
                                                                 EXPENSES AFTER
PORTFOLIO NAME                                                EXPENSE REIMBURSEMENT
--------------                                                ---------------------
AST DeAM Large-Cap Value                                              0.99%
AST Alliance Growth and Income                                        0.97%
AST DeAM Global Allocation                                            0.14%

   Effective May 1, 2004, the Investment Managers have voluntarily agreed to waive a portion of their fee equal to .05% of the average daily net assets of the AST Hotchkis & Wiley Large-Cap Value Portfolio. If such waiver had been in place at year-end, the Portfolio's actual annual operating expenses would have been 0.93%.
3 Effective February 23, 2004, J.P. Morgan Investment Management, Inc. became Subadviser of the Portfolio. Prior to February 23, 2004, Strong Capital Management, Inc. served as Subadviser of the Portfolio, then named "AST Strong International Equity."
4 Effective November 22, 2004, JP Morgan Investment Management, Inc., Lee Munder Investments, Ltd., and Integrity Asset Management, became subadvisers of the Portfolio. Prior to November 22, 2004, GAMCO Investors, Inc. served as subadviser of the Portfolio, then named "AST Gabelli Small-Cap Value".
5 Effective May 1, 2004, Hotchkis and Wiley Capital Management LLC became Subadviser of the Portfolio. Prior to May 1, 2004, INVESCO Funds Group, Inc. served as Subadviser of the Portfolio, then named "AST INVESCO Capital Income."
6 The DeAM Global Asset Allocation Portfolio invests primarily in shares of other AST Portfolios (the "Underlying Portfolios"). (a) The only management fee directly paid by the Portfolio is a 0.10% fee paid to American Skandia Investment Services, Inc. and Prudential Investments LLC. The management fee shown in the chart for the Portfolio is (i) that 0.10% management fee paid by the Portfolio plus (ii) an estimate of the management fees paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2003 using the management fee rates shown in the chart above. (b) The expense information shown in the chart for the Portfolio reflects (i) the expenses of the Portfolio itself plus (ii) an estimate of the expenses paid by the Underlying Portfolios, which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying Portfolio as of December 31, 2003 using the expense rates for the Underlying Portfolios shown in the above chart.
7 Effective May 1, 2004, Goldman Sachs Asset Management, L.P. became Subadviser of the Portfolio. Prior to May 1, 2004, Federated Investment Counseling served as Subadviser of the Portfolio, then named "AST Federated High Yield."

IN SECTION 2 OF THE PROSPECTUS, THE FOLLOWING PARAGRAPH IS ADDED AFTER THE THIRD PARAGRAPH UNDER THE SECTION ENTITLED "VARIABLE INVESTMENT OPTIONS".

     "The Portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc."

IN SECTION 2 OF THE PROSPECTUS, WE ADD THE FOLLOWING BRIEF DESCRIPTIONS OF THE NEW VARIABLE INVESTMENT OPTIONS:

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                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
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                        AST JPMORGAN INTERNATIONAL EQUITY: (f/k/a AST Strong
                        International Equity) seeks long-term capital growth by
                        investing in a diversified portfolio of international equity securities. The Portfolio seeks to meet its objective by
                        investing, under normal market conditions, at least 80% of
                        its assets in a diversified portfolio of equity securities     J.P. Morgan Investment
 INTERNATIONAL EQUITY   of companies located or operating in developed non-U.S.            Management Inc.
                        countries and emerging markets of the world. The equity
                        securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the
                        United States.
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                        AST MFS GLOBAL EQUITY: seeks capital growth. Under normal
                        circumstances the Portfolio invests at least 80% of its
                        assets in equity securities of U.S. and foreign issuers        Massachusetts Financial
    GLOBAL EQUITY       (including issuers in developing countries). The Portfolio        Services Company
                        generally seeks to purchase securities of companies with
                        relatively large market capitalizations relative to the
                        market in which they are traded.
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                        AST DEAM SMALL-CAP GROWTH: seeks maximum growth of
                        investors' capital from a portfolio of growth stocks of
                        smaller companies. The Portfolio pursues its objective,
                        under normal circumstances, by primarily investing at least
      SMALL CAP         80% of its total assets in the equity securities of                Deutsche Asset
        GROWTH          small-sized companies included in the Russell 2000 Growth(R)      Management, Inc.
                        Index. The Subadviser employs an investment strategy
                        designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                        Russell 2000 Growth(R) Index, but which attempts to
                        outperform the Russell 2000 Growth(R) Index.
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                        AST FEDERATED AGGRESSIVE GROWTH: seeks capital growth. The
                        Portfolio pursues its investment objective by investing in the stocks of small companies that are traded on national
                        security exchanges, NASDAQ stock exchange and the               Federated Investment
      SMALL CAP         over-the-counter-market. Small companies will be defined as     Counseling/Federated
        GROWTH          companies with market capitalizations similar to companies        Global Investment
                        in the Russell 2000 Growth Index. Up to 25% of the                Management Corp.
                        Portfolio's net assets may be invested in foreign
                        securities, which are typically denominated in foreign
                        currencies.
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                        AST SMALL-CAP VALUE: seeks to provide long-term capital
                        growth by investing primarily in small-capitalization stocks that appear to be undervalued. The Portfolio will have a
                        non-fundamental policy to invest, under normal
                        circumstances, at least 80% of the value of its assets in      JP Morgan Investments,
                        small capitalization companies. The 80% investment                 Inc./Lee Munder
      SMALL CAP         requirement applies at the time the Portfolio invests its           Investments,
        VALUE           assets. The Portfolio generally defines small capitalization    Ltd./Integrity Asset
                        companies as those with a capitalization of $1.5 billion or          Management
                        less. Reflecting a value approach to investing, the
                        Portfolio will seek the stocks of companies whose current
                        stock prices do not appear to adequately reflect their
                        underlying value as measured by assets, earnings, cash flow or business franchises.
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                        AST DEAM SMALL-CAP VALUE: seeks maximum growth of investors'
                        capital. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                        its total assets in the equity securities of small-sized
      SMALL CAP         companies included in the Russell 2000(R) Value Index. The         Deutsche Asset
        VALUE           Subadviser employs an investment strategy designed to             Management, Inc.
                        maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell
                        2000(R) Value Index, but which attempts to outperform the
                        Russell 2000(R) Value Index.
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                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST GOLDMAN SACHS MID-CAP GROWTH: seeks long-term capital
                        growth. The Portfolio pursues its investment objective, by investing primarily in equity securities selected for their growth potential, and normally invests at least 80% of the
       MID-CAP          value of its assets in medium capitalization companies. For      Goldman Sachs Asset
        GROWTH          purposes of the Portfolio, medium-sized companies are those       Management, L.P.
                        whose market capitalizations (measured at the time of
                        investment) fall within the range of companies in the
                        Standard & Poor's MidCap 400 Index. The Subadviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
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                        AST NEUBERGER BERMAN MID-CAP GROWTH: seeks capital growth.
                        Under normal market conditions, the Portfolio primarily
                        invests at least 80% of its net assets in the common stocks of mid-cap companies. For purposes of the Portfolio,
       MID-CAP          companies with equity market capitalizations that fall            Neuberger Berman
        GROWTH          within the range of the Russell Midcap(R) Index, at the time       Management Inc.
                        of investment, are considered mid-cap companies. Some of the
                        Portfolio's assets may be invested in the securities of
                        large-cap companies as well as in small-cap companies. The
                        Subadviser looks for fast-growing companies that are in new or rapidly evolving industries.
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                        AST NEUBERGER BERMAN MID-CAP VALUE: seeks capital growth.
                        Under normal market conditions, the Portfolio primarily
                        invests at least 80% of its net assets in the common stocks of mid-cap companies. For purposes of the Portfolio,
                        companies with equity market capitalizations that fall
       MID-CAP          within the range of the Russell Midcap(R) Index at the time       Neuberger Berman
        VALUE           of investment are considered mid-cap companies. Some of the        Management Inc.
                        Portfolio's assets may be invested in the securities of
                        large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                        Subadviser looks for well-managed companies whose stock
                        prices are undervalued and that may rise in price before
                        other investors realize their worth.
---------------------------------------------------------------------------------------------------------------
                        AST ALGER ALL-CAP GROWTH: seeks long-term capital growth.
                        The Portfolio invests primarily in equity securities, such as common or preferred stocks that are listed on U.S.
       ALL-CAP          exchanges or in the over-the-counter market. The Portfolio           Fred Alger
        GROWTH          may invest in the equity securities of companies of all           Management, Inc.
                        sizes, and may emphasize either larger or smaller companies at a given time based on the Subadviser's assessment of
                        particular companies and market conditions.
---------------------------------------------------------------------------------------------------------------
                        AST GABELLI ALL-CAP VALUE: seeks capital growth. The
                        Portfolio pursues its objective by investing primarily in
                        readily marketable equity securities including common
                        stocks, preferred stocks and securities that may be
                        converted at a later time into common stock. The Portfolio
       ALL-CAP          may invest in the securities of companies of all sizes, and
        VALUE           may emphasize either larger or smaller companies at a given     GAMCO Investors, Inc.
                        time based on the Subadviser's assessment of particular
                        companies and market conditions. The Portfolio focuses on
                        companies that appear underpriced relative to their private market value ("PMV"). PMV is the value that the Portfolio's
                        Subadviser believes informed investors would be willing to pay for a company.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST T. ROWE PRICE NATURAL RESOURCES: seeks long-term capital growth primarily through the common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic
                        commodities. The Portfolio normally invests primarily (at
                        least 80% of its total assets) in the common stocks of
        SECTOR          natural resource companies whose earnings and tangible              T. Rowe Price
                        assets could benefit from accelerating inflation. The             Associates, Inc.
                        Portfolio looks for companies that have the ability to
                        expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                        invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
---------------------------------------------------------------------------------------------------------------
                        AST MFS GROWTH: seeks long-term capital growth and future
                        income. Under normal market conditions, the Portfolio
                        invests at least 80% of its total assets in common stocks
                        and related securities, such as preferred stocks,
      LARGE CAP         convertible securities and depositary receipts, of companies   Massachusetts Financial
        GROWTH          that the Subadviser believes offer better than average            Services Company
                        prospects for long-term growth. The Subadviser seeks to
                        purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
---------------------------------------------------------------------------------------------------------------
                        AST MARSICO CAPITAL GROWTH: seeks capital growth. Income
                        realization is not an investment objective and any income
                        realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting
      LARGE CAP         investments for the Portfolio, the Subadviser uses an              Marsico Capital
        GROWTH          approach that combines "top down" economic analysis with           Management, LLC
                        "bottom up' stock selection. The "top down" approach
                        identifies sectors, industries and companies that should
                        benefit from the trends the Subadviser has observed. The
                        Subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large, a "bottom up" stock selection.
---------------------------------------------------------------------------------------------------------------
                        AST GOLDMAN SACHS CONCENTRATED GROWTH: seeks growth of
                        capital in a manner consistent with the preservation of
                        capital. Realization of income is not a significant
                        investment consideration and any income realized on the
                        Portfolio's investments, therefore, will be incidental to
      LARGE CAP         the Portfolio's objective. The Portfolio will pursue its         Goldman Sachs Asset
        GROWTH          objective by investing primarily in equity securities of          Management, L.P.
                        companies that the Subadviser believes have potential to
                        achieve capital appreciation over the long-term. The
                        Portfolio seeks to achieve its investment objective by
                        investing, under normal circumstances, in approximately
                        30 -- 45 companies that are considered by the Subadviser to be positioned for long-term growth.
---------------------------------------------------------------------------------------------------------------
                        AST DEAM LARGE-CAP VALUE: seeks maximum growth of capital by investing primarily in the value stocks of larger companies.
                        The Portfolio pursues its objective, under normal market
                        conditions, by primarily investing at least 80% of the value
      LARGE CAP         of its assets in the equity securities of large-sized              Deutsche Asset
        VALUE           companies included in the Russell 1000(R) Value Index. The        Management, Inc.
                        Subadviser employs an investment strategy designed to
                        maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell
                        1000(R) Value Index, but which attempts to outperform the
                        Russell 1000(R) Value Index through active stock selection.
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---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST ALLIANCE/BERNSTEIN GROWTH + VALUE: seeks capital growth by investing approximately 50% of its assets in growth
                        stocks of large companies and approximately 50% of its
                        assets in value stocks of large companies. The Portfolio
                        will invest primarily in common stocks of large U.S.
                        companies included in the Russell 1000(R) Index (the
                        "Russell 1000(R)"). The Russell 1000(R) is a market
      LARGE CAP         capitalization-weighted index that measures the performance       Alliance Capital
        BLEND           of the 1,000 largest U.S. companies. Normally, about 60-85        Management, L.P.
                        companies will be represented in the Portfolio, with 25-35 companies primarily from the Russell 1000(R) Growth Index
                        constituting approximately 50% of the Portfolio's net assets and 35-50 companies primarily from the Russell 1000(R) Value
                        Index constituting the remainder of the Portfolio's net
                        assets. There will be a periodic rebalancing of each
                        segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation.
---------------------------------------------------------------------------------------------------------------
                        AST SANFORD BERNSTEIN CORE VALUE: seeks long-term capital
                        growth by investing primarily in common stocks. The
                        Subadviser expects that the majority of the Portfolio's
                        assets will be invested in the common stocks of large
                        companies that appear to be undervalued. Among other things,
      LARGE CAP         the Portfolio seeks to identify compelling buying              Sanford C. Bernstein &
        VALUE           opportunities created when companies are undervalued on the           Co., LLC
                        basis of investor reactions to near-term problems or
                        circumstances even though their long-term prospects remain sound. The Subadviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
---------------------------------------------------------------------------------------------------------------
                        AST COHEN & STEERS REALTY: seeks to maximize total return
                        through investment in real estate securities. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal circumstances, the
     REAL ESTATE        Portfolio will invest substantially all of its assets in the   Cohen & Steers Capital
        (REIT)          equity securities of real estate companies, i.e., a company       Management, Inc.
                        that derives at least 50% of its revenues from the
                        ownership, construction, financing, management or sale of
                        real estate or that has at least 50% of its assets in real estate. Real estate companies may include real estate
                        investment trusts or REITs.
---------------------------------------------------------------------------------------------------------------
                        AST SANFORD BERNSTEIN MANAGED INDEX 500: will invest, under normal circumstances, at least 80% of its net assets in
                        securities included in the Standard & Poor's 500 Composite
                        Stock Price Index (the "S&P(R) 500 "). The Portfolio seeks to outperform the S&P 500 through stock selection resulting in different weightings of common stocks relative to the
                        index. The Portfolio will invest primarily in the common
                        stocks of companies included in the S&P 500. In seeking to outperform the S&P 500, the Subadviser starts with a
       MANAGED          portfolio of stocks representative of the holdings of the      Sanford C. Bernstein &
        INDEX           index. It then uses a set of fundamental quantitative                 Co., LLC
                        criteria that are designed to indicate whether a particular stock will predictably perform better or worse than the S&P
                        500. Based on these criteria, the Subadviser determines
                        whether the Portfolio should over-weight, under-weight or
                        hold a neutral position in the stock relative to the
                        proportion of the S&P 500 that the stock represents. In
                        addition, the Subadviser also may determine that based on
                        the quantitative criteria, certain equity securities that
                        are not included in the S&P 500 should be held by the
                        Portfolio.
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                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST AMERICAN CENTURY INCOME & GROWTH: seeks capital growth with current income as a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth, and may, consistent with its investment
        GROWTH          objective, invest in stocks that offer potential for current      American Century
         AND            income. The Subadviser utilizes a quantitative management            Investment
        INCOME          technique with a goal of building an equity portfolio that        Management, Inc.
                        provides better returns than the S&P 500 Index without
                        taking on significant additional risk and while attempting to create a dividend yield that will be greater than the S&P
                        500 Index.
---------------------------------------------------------------------------------------------------------------
                        AST ALLIANCE GROWTH AND INCOME: seeks long-term growth of
                        capital and income while attempting to avoid excessive
                        fluctuations in market value. The Portfolio normally will
        GROWTH          invest in common stocks (and securities convertible into
         AND            common stocks). The Subadviser will take a value-oriented         Alliance Capital
        INCOME          approach, in that it will try to keep the Portfolio's assets      Management, L.P.
                        invested in securities that are selling at reasonable
                        valuations in relation to their fundamental business
                        prospects. The stocks that the Portfolio will normally
                        invest in are those of seasoned companies.
---------------------------------------------------------------------------------------------------------------
                        AST HOTCHKIS & WILEY LARGE-CAP VALUE (f/k/a AST INVESCO
                        Capital Income): seeks current income and long-term growth of income, as well as capital appreciation. The Portfolio
                        invests, under normal circumstances, at least 80% of its net
      LARGE CAP         assets plus borrowings for investment purposes in common      Hotchkis & Wiley Capital
        VALUE           stocks of large cap U.S. companies, that have a high cash          Management, LLC
                        dividend or payout yield relative to the market. The
                        Subadviser currently considers large cap companies to be
                        those with market capitalizations like those founding the
                        Russell 1000 Index. Additionally, the Portfolio can invest up to 20% of its total assets in foreign securities.
---------------------------------------------------------------------------------------------------------------
                        AST DEAM GLOBAL ALLOCATION: seeks a high level of total
                        return by investing primarily in a diversified portfolio of mutual funds. The Portfolio seeks to achieve its investment objective by investing in several other AST Portfolios
                        ("Underlying Portfolios"). The Portfolio intends its
       BALANCED         strategy of investing in combinations of Underlying                Deutsche Asset
                        Portfolios to result in investment diversification that an        Management, Inc.
                        investor could otherwise achieve only by holding numerous
                        investments. The Portfolio is expected to be invested in at least six such Underlying Portfolios at any time. It is
                        expected that the investment objectives of such AST
                        Portfolios will be diversified.
---------------------------------------------------------------------------------------------------------------
                        AST AMERICAN CENTURY STRATEGIC BALANCED: seeks capital
                        growth and current income. The Subadviser intends to
                        maintain approximately 60% of the Portfolio's assets in
                        equity securities and the remainder in bonds and other fixed
                        income securities. Both the Portfolio's equity and fixed          American Century
       BALANCED         income investments will fluctuate in value. The equity         Investment Management,
                        securities will fluctuate depending on the performance of               Inc.
                        the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                        investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
---------------------------------------------------------------------------------------------------------------
                        AST T. ROWE PRICE ASSET ALLOCATION: seeks a high level of
                        total return by investing primarily in a diversified
                        portfolio of fixed income and equity securities. The
                        Portfolio normally invests approximately 60% of its total
                        assets in equity securities and 40% in fixed income
   ASSET ALLOCATION     securities. The Subadviser concentrates common stock          T. Rowe Price Associates,
                        investments in larger, more established companies, but the              Inc.
                        Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                        Portfolio will be allocated among investment grade
                        securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        AST T. ROWE PRICE GLOBAL BOND: seeks to provide high current income and capital growth by investing in high-quality
                        foreign and U.S. dollar-denominated bonds. The Portfolio
                        will invest at least 80% of its total assets in all types of high quality bonds including those issued or guaranteed by
                        U.S. or foreign governments or their agencies and by foreign authorities, provinces and municipalities as well as
                        investment grade corporate bonds and mortgage and
                        asset-backed securities of U.S. and foreign issuers. The
        GLOBAL          Portfolio generally invests in countries where the                  T. Rowe Price
         BOND           combination of fixed-income returns and currency exchange        International, Inc.
                        rates appears attractive, or, if the currency trend is
                        unfavorable, where the Subadviser believes that the currency risk can be minimized through hedging. The Portfolio may
                        also invest up to 20% of its assets in the aggregate in
                        below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as
                        collateralized mortgage obligations and stripped mortgage
                        securities) and asset-backed securities.
---------------------------------------------------------------------------------------------------------------
                        AST GOLDMAN SACHS HIGH YIELD (f/k/a AST Federated High
                        Yield): seeks a high level of current income and may also
                        consider the potential for capital appreciation. The
                        Portfolio invests, under normal circumstances, at least 80%
                        of its net assets plus any borrowings for investment
                        purposes (measured at time of purchase) ("Net Assets") in
                        high-yield, fixed-income securities that, at the time of
                        purchase, are non-investment grade securities.
                        Non-investment grade securities are securities rated BB, Ba or below by a NRSRO, or, if unrated, determined by the
         HIGH           Subadviser to be of comparable quality. The Portfolio may
        YIELD           invest in all types of fixed income securities, including,       Goldman Sachs Asset
         BOND           senior and subordinated corporate debt obligations (such as       Management, L.P.
                        bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan
                        participations, custodial receipts, municipal securities and preferred stock. The Portfolio may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S.
                        dollar and in securities of issuers located in emerging
                        countries denominated in any currency. Under normal market conditions, the Portfolio may invest up to 20% of its net
                        assets in investment grade fixed-income securities,
                        including U.S. Government Securities.
---------------------------------------------------------------------------------------------------------------
                        AST LORD ABBETT BOND-DEBENTURE: seeks high current income
                        and the opportunity for capital appreciation to produce a
                        high total return. To pursue its objective, the Portfolio
                        will invest, under normal circumstances, at least 80% of the value of its assets in fixed income securities and normally invests primarily in high yield and investment grade debt
                        securities, securities convertible in common stock and
                        preferred stocks. The Portfolio may find good value in high yield securities, sometimes called "lower-rated bonds" or
         BOND           "junk bonds," and frequently may have more than half of its    Lord, Abbett & Co. LLC
                        assets invested in those securities. At least 20% of the
                        Portfolio's assets must be invested in any combination of
                        investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also make
                        significant investments in mortgage-backed securities.
                        Although the Portfolio expects to maintain a weighted
                        average maturity in the range of five to twelve years, there are no restrictions on the overall Portfolio or on
                        individual securities. The Portfolio may invest up to 20% of its net assets in equity securities.
---------------------------------------------------------------------------------------------------------------
                        AST PIMCO LIMITED MATURITY BOND: seeks to maximize total
                        return consistent with preservation of capital and prudent
                        investment management. The Portfolio will invest in a            Pacific Investment
         BOND           diversified portfolio of fixed-income securities of varying    Management Company LLC
                        maturities. The average portfolio duration of the Portfolio generally will vary within a one- to three-year time frame based on the Subadviser's forecast for interest rates.
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                                                                                              PORTFOLIO
        STYLE/                                                                                ADVISOR/
         TYPE                          INVESTMENT OBJECTIVES/POLICIES                        SUBADVISER
---------------------------------------------------------------------------------------------------------------
                        GVIT DEVELOPING MARKETS (f/k/a Montgomery Variable
                        Series -- Emerging Markets): seeks long-term capital
                        appreciation, under normal conditions by investing at least     Gartmore Global Asset
   EMERGING MARKETS     80% of its total assets in stocks of companies of any size    Management Trust/Gartmore
                        based in the world's developing economies. Under normal            Global Partners
                        market conditions, investments are maintained in at least
                        six countries at all times and no more than 35% of total
                        assets in any single one of them.
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